CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY DEFICIT (Parenthetical)	12 Months Ended
Dec. 31, 2020 USD ($)
Tax on foreign currency translation adjustments
Tax on unrealized holding gains on short-term investment	3,498
Tax on reclassification adjustment for gains on short-term investments realized	3,498
Payments of Stock Issuance Costs	2,346,059
IPO [Member]
Payments of Stock Issuance Costs	$ 12,405,096